JPMorgan SmartRetirement® 2055 Fund
Schedule of Portfolio Investments as of March 31, 2026
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Investment Companies — 66.7%
Fixed Income — 7.8%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,660	27,530
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	11,402	82,663
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	674	4,361
JPMorgan High Yield Fund Class R6 Shares (a)	3,761	24,410
Total Fixed Income		138,964
International Equity — 10.6%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	389	16,976
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,073	45,350
JPMorgan International Equity Fund Class R6 Shares (a)	5,684	126,539
Total International Equity		188,865
U.S. Equity — 48.3%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	4,960	202,038
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	432	19,083
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	439	9,794
JPMorgan Small Cap Value Fund Class R6 Shares (a)	326	9,620
JPMorgan U.S. Equity Fund Class R6 Shares (a)	8,404	209,862
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	4,603	209,521
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,457	198,402
Total U.S. Equity		858,320
Total Investment Companies (Cost $819,528)		1,186,149
Exchange-Traded Funds — 31.6%
Alternative Assets — 1.8%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	86	8,182
JPMorgan Realty Income ETF (a)	504	24,251
Total Alternative Assets		32,433
International Equity — 25.8%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	1,122	58,388
JPMorgan Global Select Equity ETF (a)	2,509	163,756
JPMorgan International Research Enhanced Equity ETF (a)	3,110	235,517
Total International Equity		457,661
U.S. Equity — 4.0%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	656	71,117
Total Exchange-Traded Funds (Cost $405,342)		561,211
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes 4.13%, 1/31/2027 (b) (Cost $2,917)	2,906	2,915

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (c) (Cost $31,314)	31,314	31,314
Total Investments — 100.2% (Cost $1,259,101)		1,781,589
Liabilities in Excess of Other Assets — (0.2)%		(3,700)
NET ASSETS — 100.0%		1,777,889

Percentages indicated are based on net assets.

Abbreviations
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2026.
Detailed information about investment portfolios of the Underlying Funds, as defined in the Notes to Financial Statements, and ETFs can be found in the financial statements filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about Underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2026 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI ACWI Index	354	06/19/2026	USD	17,265	(512)
MSCI Emerging Markets Index	432	06/19/2026	USD	31,402	(245)
					(757)

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$561,211	$—	$—	$561,211
Investment Companies	1,186,149	—	—	1,186,149

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$2,915	$—	$2,915
Short-Term Investments
Investment Companies	31,314	—	—	31,314
Total Investments in Securities	$1,778,674	$2,915	$—	$1,781,589
Depreciation in Other Financial Instruments
Futures Contracts	$(757)	$—	$—	$(757)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds and ETFs advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$64,694	$3,885	$22,998	$5,270	$7,537	$58,388	1,122	$2,044	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	9,168	834	2,189	46	323	8,182	86	216	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	79,342	4,750	21,671	2,869	5,827	71,117	656	834	—
JPMorgan Core Bond Fund Class R6 Shares (a)	31,728	3,392	7,651	(685)	746	27,530	2,660	990	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	95,080	10,084	22,735	(2,339)	2,573	82,663	11,402	3,563	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	4,921	383	1,092	14	135	4,361	674	240	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	18,878	1,847	7,907	2,143	2,015	16,976	389	288	10
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	50,580	6,332	19,924	3,981	4,381	45,350	2,073	2,015	—
JPMorgan Global Select Equity ETF (a)	183,433	20,370	43,490	3,954	(511)	163,756	2,509	2,359	—
JPMorgan Growth Advantage Fund Class R6 Shares (a) *	225,609	52,593	53,011	3,781	(26,934)	202,038	4,960	—	23,819
JPMorgan High Yield Fund Class R6 Shares (a)	27,984	3,714	7,065	(44)	(179)	24,410	3,761	1,349	—
JPMorgan International Equity Fund Class R6 Shares (a)	141,456	22,170	36,353	2,218	(2,952)	126,539	5,684	4,636	5,366
JPMorgan International Research Enhanced Equity ETF (a)	262,664	33,254	79,817	13,811	5,605	235,517	3,110	8,457	—
JPMorgan Realty Income ETF (a)	27,890	2,989	6,885	(330)	587	24,251	504	525	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	89,872	89,872	—	—	—	—	14	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	14,481	11,366	3,545	(663)	(2,556)	19,083	432	92	2,441
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	14,098	1,878	6,701	720	(201)	9,794	439	51	827
JPMorgan Small Cap Value Fund Class R6 Shares (a)	14,060	1,658	7,701	574	1,029	9,620	326	108	1,189
JPMorgan U.S. Equity Fund Class R6 Shares (a)	235,434	37,414	53,397	3,287	(12,876)	209,862	8,404	1,193	12,763
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.60% (a) (b)	35,090	197,874	201,650	—	—	31,314	31,314	1,036	—

JPMorgan SmartRetirement® 2055 Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2026 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2026
Security Description	Value at June 30, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2026	Shares at March 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	$235,577	$27,262	$54,013	$7,199	$(6,504)	$209,521	4,603	$1,664	$11,322
JPMorgan Value Advantage Fund Class R6 Shares (a)	224,981	57,165	68,824	(2,297)	(12,623)	198,402	5,457	4,107	24,820
Total	$1,997,148	$591,086	$818,491	$43,509	$(34,578)	$1,778,674		$35,781	$82,557

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2026.
*	Non-income producing security.